Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of allocation of plan assets
Actual asset allocation

		Actual plan asset allocation
	Policy	2023	2022
Cash and short-term investments	2%	2%	3%
Bonds and mortgages	41%	41%	35%
Emerging market debt	2%	2%	2%
Private debt	3%	6%	6%
Equities	29%	25%	30%
Real estate	4%	3%	3%
Resource and royalties	5%	7%	7%
Infrastructure	4%	4%	4%
Specialty portfolio	2%	2%	2%
Absolute return	12%	14%	15%
Alternative risk premia	—%	—%	1%
Investment-related liabilities	(4%)	(6%)	(8%)
Total	100%	100%	100%

Fair value of plan assets by class

	Fair value measurements at December 31, 2023
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$367	$117	$250	$—	$—
Bonds (2)
Canada, U.S. and supranational	38	—	38	—	—
Provinces of Canada and municipalities	5,209	—	5,209	—	—
Corporate	1,903	—	1,903	—	—
Emerging market debt (3)	352	—	352	—	—
Mortgages (4)	1	—	1	—	—
Private debt (5)	1,021	—	1	—	1,020
Public equities (6)
Canadian	181	180	1	—	—
U.S.	1,828	1,736	92	—	—
International	2,170	2,170	—	—	—
Private equities (7)	616	—	(3)	—	619
Real estate (8)	439	—	—	252	187
Resource and royalties (9)	1,272	312	45	915	—
Infrastructure (10)	660	—	14	—	646
Absolute return funds (11)
Multi-strategy	1,192	—	—	—	1,192
Fixed income	6	—	4	—	2
Equity	385	—	—	—	385
Global macro	774	—	—	—	774
Downside protection	15	13	2	—	—
Total investments (13)	$18,429	$4,528	$7,909	$1,167	$4,825
Investment-related liabilities (14)	(868)
Other (15)	(28)
Total plan assets	$17,533

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
Footnotes to the tables follow on the following page.

	Fair value measurements at December 31, 2022
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$536	$72	$464	$—	$—
Bonds (2)
Canada, U.S. and supranational	466	—	466	—	—
Provinces of Canada and municipalities	3,861	—	3,861	—	—
Corporate	1,389	—	1,389	—	—
Emerging market debt (3)	363	—	363	—	—
Mortgages (4)	16	—	16	—	—
Private debt (5)	997	—	—	—	997
Public equities (6)
Canadian	361	354	7	—	—
U.S.	1,931	2,011	(80)	—	—
International	2,310	2,310	—	—	—
Private equities (7)	689	—	(1)	—	690
Real estate (8)	404	—	—	249	155
Resource and royalties (9)	1,198	365	(8)	841	—
Infrastructure (10)	720	—	76	—	644
Absolute return funds (11)
Multi-strategy	1,390	—	—	—	1,390
Fixed income	8	—	3	—	5
Commodity	71	—	—	—	71
Equity	247	—	—	—	247
Global macro	773	—	—	—	773
Downside protection	70	70	—	—	—
Alternative risk premia (12)	155	—	—	—	155
Total investments (13)	$17,955	$5,182	$6,556	$1,090	$5,127
Investment-related liabilities (14)	(1,479)
Other (15)	113
Total plan assets	$16,589

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
Footnotes to the tables follow on the following page.
Reconciliation of the fair value of investments categorized as Level 3
Fair value of investments classified as Level 3

	Fair value measurements based on significant unobservable inputs (Level 3)
In millions	Real estate (8)	Resource and royalties (9)	Total
Balance at December 31, 2021	$272	$677	$949
Actual return relating to assets still held at the reporting date	(23)	221	198
Purchases	2	—	2
Disbursements	(2)	(57)	(59)
Balance at December 31, 2022	249	841	1,090
Actual return relating to assets still held at the reporting date	10	81	91
Purchases	2	2	4
Disbursements	(9)	(9)	(18)
Balance at December 31, 2023	$252	$915	$1,167
(1)Cash and short-term investments with related accrued interest are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.
(2)Bonds are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future net cash flows using current market yields for comparable instruments.
(3)Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund's independent administrator.
(4)Mortgages are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future net cash flows using current market yields for comparable instruments.
(5)Private debt investments are valued based on the net asset value as reported by each fund's manager, generally based on the present value of future net cash flows using current market yields for comparable instruments. In 2023, $47 million (2022 - $36 million) of private debt investments are included as part of the specialty portfolio strategy.
(6)The fair value of public equity investments is based on quoted prices in active markets. In 2023, $nil (2022 - $5 million) of public equity investments are included as part of the specialty portfolio strategy.
(7)Private equity investments are valued based on the net asset value as reported by each fund's manager, generally using discounted cash flow analysis or earnings multiples. In 2023, $273 million (2022 - $304 million) of private equity investments are included as part of the specialty portfolio strategy.
(8)The fair value of real estate investments categorized as Level 3 includes immovable properties. Land is valued based on the fair value of comparable assets, and income producing properties are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of all immovable properties are performed triennially on a rotational basis. The fair value of real estate investments categorized as NAV consists mainly of investments in real estate private equity funds and is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(9)Resource and royalties investments categorized as Level 1 are valued based on quoted prices in active markets. Resource and royalties participations traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2, of which $10 million in 2023 (2022 - $nil) are included as part of the specialty portfolio strategy. Investments in resource and royalties categorized as Level 3 consist of operating resource and royalties properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. Estimated future net cash flows are based on forecasted oil, gas or other commodity prices and future projected annual production and costs.
(10)The fair value of infrastructure investments categorized as Level 2 is based on the present value of future net cash flows using current market yields for comparable instruments. The fair value of infrastructure funds categorized as NAV is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(11)Absolute return investments are valued using the net asset value as reported by each fund's independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. In 2023, $1 million (2022 - $35 million) of absolute return investments are included as part of the specialty portfolio strategy.
(12)Alternative risk premia investments are valued using the net asset value as reported by each fund's independent administrator or fund manager. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
Footnotes to the table continue on the following page.
(13)Derivative financial instruments, which are included in total investments, are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data when quoted market prices are not available and are categorized as Level 2. The remaining derivatives included within Other are valued at mark-to-market. Derivatives are included in the investment asset categories based on their underlying exposure. The following table presents the fair value asset/unrealized gain or liability/unrealized loss positions and notional values as at December 31, 2023 and 2022:

	Year ended December 31, 2023			Year ended December 31, 2022
	Notional value	Fair value		Notional value	Fair value
In millions		Asset/unrealized gain	Liability/unrealized loss		Asset/unrealized gain	Liability/unrealized loss
Cash and short-term investments
Foreign exchange forwards	$20	$—	$—	$5	$—	$—
Bonds
Bond forwards	1,101	162	(4)	1,432	1	(24)
Foreign exchange forwards	71	1	(1)	32	1	(1)
Options	118	2	(2)	19	1	—
Credit default swaps	99	—	(2)	102	—	(1)
Swaps	378	198	(205)	10	—	(1)
Emerging market debt
Swaps	19	2	—	18	2	—
Foreign exchange forwards	—	—	—	87	—	—
Private debt
Foreign exchange forwards	101	1	—	83	—	—
Public equities
Foreign exchange forwards	1,434	75	(14)	1,436	14	(30)
Swaps	2,172	40	(9)	1,636	7	(64)
Private equities
Foreign exchange forwards	568	1	(4)	494	1	(2)
Real estate
Foreign exchange forwards	11	—	—	17	—	—
Resource and royalties
Commodity swaps	99	1	(16)	177	1	(45)
Infrastructure
Foreign exchange forwards	190	2	—	174	1	—
Absolute return funds
Foreign exchange forwards	689	4	—	580	3	—
Swaps	463	2	—	20	—	—
Options	36	13	—	203	70	—
Alternative risk premia
Foreign exchange forwards	—	—	—	37	—	—
Swaps	—	—	—	360	1	(1)
Total derivatives included in investments	$7,569	$504	$(257)	$6,922	$103	$(169)
Other (15)
Interest rate futures	381	—	—	3,115	1	(1)
Equity futures	348	1	—	344	1	(1)
Total derivatives included in plan assets	$8,298	$505	$(257)	$10,381	$105	$(171)
(14)Investment-related liabilities include securities sold under repurchase agreements. The securities sold under repurchase agreements do not meet the conditions to be removed from the assets and are therefore maintained on the books with an offsetting liability recorded to represent the financing nature of this transaction. These agreements are recorded at cost which together with accrued interest approximates fair value due to their short-term nature.
(15)Other consists of operating assets of $143 million (2022 - $155 million) and liabilities of $171 million (2022 - $42 million) required to administer the Trusts' investment assets and the plans' benefits and funding activities. Such assets and liabilities are valued at cost, except for the interest rate and equity futures margins in Other which are valued at mark-to-market and have not been assigned to a fair value category.
Schedule of derivative instruments included in plan assets	Derivative financial instruments, which are included in total investments, are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data when quoted market prices are not available and are categorized as Level 2. The remaining derivatives included within Other are valued at mark-to-market. Derivatives are included in the investment asset categories based on their underlying exposure. The following table presents the fair value asset/unrealized gain or liability/unrealized loss positions and notional values as at December 31, 2023 and 2022:

	Year ended December 31, 2023			Year ended December 31, 2022
	Notional value	Fair value		Notional value	Fair value
In millions		Asset/unrealized gain	Liability/unrealized loss		Asset/unrealized gain	Liability/unrealized loss
Cash and short-term investments
Foreign exchange forwards	$20	$—	$—	$5	$—	$—
Bonds
Bond forwards	1,101	162	(4)	1,432	1	(24)
Foreign exchange forwards	71	1	(1)	32	1	(1)
Options	118	2	(2)	19	1	—
Credit default swaps	99	—	(2)	102	—	(1)
Swaps	378	198	(205)	10	—	(1)
Emerging market debt
Swaps	19	2	—	18	2	—
Foreign exchange forwards	—	—	—	87	—	—
Private debt
Foreign exchange forwards	101	1	—	83	—	—
Public equities
Foreign exchange forwards	1,434	75	(14)	1,436	14	(30)
Swaps	2,172	40	(9)	1,636	7	(64)
Private equities
Foreign exchange forwards	568	1	(4)	494	1	(2)
Real estate
Foreign exchange forwards	11	—	—	17	—	—
Resource and royalties
Commodity swaps	99	1	(16)	177	1	(45)
Infrastructure
Foreign exchange forwards	190	2	—	174	1	—
Absolute return funds
Foreign exchange forwards	689	4	—	580	3	—
Swaps	463	2	—	20	—	—
Options	36	13	—	203	70	—
Alternative risk premia
Foreign exchange forwards	—	—	—	37	—	—
Swaps	—	—	—	360	1	(1)
Total derivatives included in investments	$7,569	$504	$(257)	$6,922	$103	$(169)
Other (15)
Interest rate futures	381	—	—	3,115	1	(1)
Equity futures	348	1	—	344	1	(1)
Total derivatives included in plan assets	$8,298	$505	$(257)	$10,381	$105	$(171)

Schedule of obligations and funded status
Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2023	2022	2023	2022
Change in benefit obligation
Projected benefit obligation at beginning of year		$13,909	$17,813	$147	$212
Amendments		—	—	—	(21)
Interest cost		703	468	7	5
Actuarial loss (gain) on projected benefit obligation (1)		1,035	(3,548)	2	(40)
Current service cost		83	157	1	2
Plan participants' contributions		64	60	—	—
Foreign currency changes		(6)	19	(1)	3
Benefit payments, settlements and transfers		(1,033)	(1,060)	(11)	(14)
Projected benefit obligation at the end of the year (2)		$14,755	$13,909	$145	$147
Component representing future salary increases		(13)	(85)	—	—
Accumulated benefit obligation at end of year		$14,742	$13,824	$145	$147
Change in plan assets
Fair value of plan assets at beginning of year		$16,589	$20,416	$—	$—
Employer contributions		25	47	—	—
Plan participants' contributions		64	60	—	—
Foreign currency changes		(4)	14	—	—
Actual return on plan assets		1,892	(2,888)	—	—
Benefit payments, settlements and transfers		(1,033)	(1,060)	—	—
Fair value of plan assets at end of year (2)		$17,533	$16,589	$—	$—
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		$2,778	$2,680	$(145)	$(147)
(1)Substantially all of the pensions' actuarial loss for the year ended December 31, 2023 and actuarial gain for the year ended December 31, 2022 is the result of the change in the end of year discount rate (62 basis points decrease for 2023 and 211 basis points increase for 2022).
(2)For the CN Pension Plan, as at December 31, 2023, the projected benefit obligation was $13,711 million (2022 - $12,887 million) and the fair value of plan assets was $16,762 million (2022 - $15,838 million). The measurement date of all plans is December 31.

Amounts recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets

		Pensions		Other postretirement benefits
In millions	As at December 31,	2023	2022	2023	2022
Noncurrent assets - Pension asset		$3,140	$3,033	$—	$—
Current liabilities (Note 15)		—	—	(12)	(14)
Noncurrent liabilities - Pension and other postretirement benefits		(362)	(353)	(133)	(133)
Total amount recognized		$2,778	$2,680	$(145)	$(147)

Amounts recognized in accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 21)

		Pensions		Other postretirement benefits
In millions	As at December 31,	2023	2022	2023	2022
Net actuarial gain (loss)		$(3,052)	$(2,730)	$30	$39
Prior service credit (cost)		$—	$—	$19	$22

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions
In millions	As at December 31,	2023	2022
Accumulated benefit obligation (1)		$562	$543
Fair value of plan assets (1)		$203	$199
(1)    All of the Company's other postretirement benefit pension plans have an accumulated benefit obligation in excess of plan assets.

Information for the pension plans with a projected benefit obligation in excess of plan assets
Information for defined benefit pension plans with a projected benefit obligation in excess of plan assets

		Pensions
In millions	As at December 31,	2023	2022
Projected benefit obligation		$565	$631
Fair value of plan assets		$203	$278

Components of net periodic benefit cost (income)
Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2023	2022	2021	2023	2022	2021
Current service cost		$83	$157	$197	$1	$2	$2
Other components of net periodic benefit cost (income)
Interest cost		703	468	392	7	5	5
Settlement loss		—	1	2	—	—	—
Expected return on plan assets		(1,186)	(1,132)	(1,076)	—	—	—
Amortization of prior service cost (credit)		—	—	—	(3)	(2)	(1)
Amortization of net actuarial loss (gain)		7	166	275	(7)	(4)	(4)
Total Other components of net periodic benefit cost (income)		$(476)	$(497)	$(407)	$(3)	$(1)	$—
Net periodic benefit cost (income)		$(393)	$(340)	$(210)	$(2)	$1	$2

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
As at December 31,	2023	2022	2021	2023	2022	2021
To determine projected benefit obligation
Discount rate (1)	4.64%	5.26%	3.15%	4.71%	5.23%	3.06%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	5.25%	3.40%	3.02%	5.17%	3.43%	2.95%
Rate to determine interest cost (3)	5.21%	2.67%	2.10%	5.23%	2.74%	1.90%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Expected return on plan assets (4)	7.60%	7.00%	6.79%	N/A	N/A	N/A
(1)    The Company's discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.
(2)    The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)    The Company uses the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans. Under the spot rate approach, individual spot discount rates along the same yield curve used in the determination of the projected benefit obligation are applied to the relevant projected cash flows at the relevant maturity.
(4)    The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For 2023, the Company used a long-term rate of return assumption of 7.60% on the market-related value of plan assets to compute net periodic benefit cost (income). In 2024, the Company will decrease the expected long-term rate of return on plan assets by 30 basis points to 7.30% to reflect management's current view of long-term investment returns.

Estimated future benefit payments	Expected future benefit payments

In millions	Pensions	Other postretirement benefits
2024	$1,051	$12
2025	$1,049	$11
2026	$1,039	$11
2027	$1,030	$10
2028	$1,018	$10
Years 2029 to 2033	$4,900	$44